Trade and Other Payables - Summary of Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Non-trade payables	₩ 5,275,224	₩ 5,191,268
Accrued expenses	987,624	904,135
Operating deposits	910,045	819,968
Others	200,277	202,453
Less: non-current	(1,080,487)	(1,406,123)
Current	₩ 6,292,683	₩ 5,711,701